Pension Benefits - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2022 TWD ($)	Dec. 31, 2022 HKD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Defined Benefit Plan Disclosure [Line Items]
Accumulated benefit obligation	$ 247,000			$ 294,000
Prepaid pension	142,000			83,000
Fair value of plan assets	463,000			473,000
Accumulated other comprehensive loss	(4,000)			(80,000)	$ (4,000)
Net periodic benefit cost	1,000			3,000	1,000
Defined benefit plan, expected contribution in 2022	0
Expected future benefit payments from 2023 to 2027	5,000
Expected future benefit payments from 2028 to 2032	$ 66,000
Hong Kong
Defined Benefit Plan Disclosure [Line Items]
Percentage of salaries and wages contributed	5.00%	5.00%	5.00%
Pension Plan | Operating Expenses
Defined Benefit Plan Disclosure [Line Items]
Total amount of defined contribution pension expenses	$ 167,000			$ 193,000	$ 187,000
Pension Plan | Taiwan
Defined Benefit Plan Disclosure [Line Items]
Percentage of salaries and wages contributed	2.00%	2.00%	2.00%
Maximum
Defined Benefit Plan Disclosure [Line Items]
Lump sum retirement benefit, equivalent months of pensionable salary	45 months	45 months	45 months
Maximum | Taiwan | Monthly Payment
Defined Benefit Plan Disclosure [Line Items]
Maximum monthly contribution for each employee	$ 293	$ 9,000
Maximum | Hong Kong | Monthly Payment
Defined Benefit Plan Disclosure [Line Items]
Maximum monthly contribution for each employee	$ 192		$ 1,500
Minimum | Pension Plan | Taiwan
Defined Benefit Plan Disclosure [Line Items]
Percentage of salaries and wages contributed	6.00%	6.00%	6.00%
For each of first 15 years of service
Defined Benefit Plan Disclosure [Line Items]
Lump sum retirement benefit, equivalent months of pensionable salary	2 months	2 months	2 months
For each year of service thereafter
Defined Benefit Plan Disclosure [Line Items]
Lump sum retirement benefit, equivalent months of pensionable salary	1 month	1 month	1 month